Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® 500 Index Fund
May 31, 2024
Z5I-NPRT1-0724
1.9881568.107
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	752,032	13,702,023
Verizon Communications, Inc.	442,225	18,197,559
		31,899,582
Entertainment - 1.2%
Electronic Arts, Inc.	25,588	3,400,133
Live Nation Entertainment, Inc. (a)	14,916	1,398,226
Netflix, Inc. (a)	45,520	29,206,542
Take-Two Interactive Software, Inc. (a)	16,677	2,674,324
The Walt Disney Co.	192,936	20,047,980
Warner Bros Discovery, Inc. (a)	233,349	1,922,796
		58,650,001
Interactive Media & Services - 6.5%
Alphabet, Inc.:
Class A	619,868	106,927,230
Class C	518,978	90,281,413
Match Group, Inc. (a)	28,475	872,189
Meta Platforms, Inc. Class A	231,419	108,033,332
		306,114,164
Media - 0.6%
Charter Communications, Inc. Class A (a)	10,385	2,981,741
Comcast Corp. Class A	416,754	16,682,663
Fox Corp.:
Class A	25,359	873,110
Class B	13,783	440,229
Interpublic Group of Companies, Inc.	40,381	1,266,752
News Corp.:
Class A	39,267	1,067,670
Class B	12,887	359,290
Omnicom Group, Inc.	20,819	1,935,334
Paramount Global Class B (b)	51,031	607,779
		26,214,568
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	54,930	9,610,553
TOTAL COMMUNICATION SERVICES		432,488,868
CONSUMER DISCRETIONARY - 9.8%
Automobile Components - 0.1%
Aptiv PLC (a)	29,347	2,443,431
BorgWarner, Inc.	24,292	866,253
		3,309,684
Automobiles - 1.3%
Ford Motor Co.	410,512	4,979,511
General Motors Co.	121,424	5,462,866
Tesla, Inc. (a)	291,451	51,901,594
		62,343,971
Broadline Retail - 3.7%
Amazon.com, Inc. (a)	961,520	169,650,589
eBay, Inc.	54,608	2,960,846
Etsy, Inc. (a)	12,531	795,343
		173,406,778
Distributors - 0.1%
Genuine Parts Co.	14,751	2,126,209
LKQ Corp.	28,215	1,214,091
Pool Corp.	4,058	1,475,286
		4,815,586
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (a)	45,818	6,640,403
Booking Holdings, Inc.	3,670	13,859,205
Caesars Entertainment, Inc. (a)	22,555	802,056
Carnival Corp. (a)	105,979	1,598,163
Chipotle Mexican Grill, Inc. (a)	2,884	9,025,536
Darden Restaurants, Inc.	12,562	1,889,199
Domino's Pizza, Inc.	3,670	1,866,489
Expedia Group, Inc. (a)	13,789	1,556,227
Hilton Worldwide Holdings, Inc.	26,528	5,321,517
Las Vegas Sands Corp.	38,848	1,749,325
Marriott International, Inc. Class A	25,953	5,999,555
McDonald's Corp.	76,299	19,753,048
MGM Resorts International (a)	28,815	1,157,499
Norwegian Cruise Line Holdings Ltd. (a)	44,503	738,750
Royal Caribbean Cruises Ltd. (a)	24,817	3,664,975
Starbucks Corp.	119,099	9,554,122
Wynn Resorts Ltd.	9,973	946,238
Yum! Brands, Inc.	29,561	4,062,568
		90,184,875
Household Durables - 0.4%
D.R. Horton, Inc.	31,415	4,643,137
Garmin Ltd.	16,101	2,638,149
Lennar Corp. Class A	26,001	4,169,260
Mohawk Industries, Inc. (a)	5,564	678,419
NVR, Inc. (a)	336	2,580,725
PulteGroup, Inc.	22,316	2,618,113
		17,327,803
Leisure Products - 0.0%
Hasbro, Inc.	13,665	816,894
Specialty Retail - 1.8%
AutoZone, Inc. (a)	1,819	5,038,521
Bath & Body Works, Inc.	23,680	1,229,939
Best Buy Co., Inc.	20,111	1,705,815
CarMax, Inc. (a)	16,639	1,169,056
Lowe's Companies, Inc.	60,500	13,388,045
O'Reilly Automotive, Inc. (a)	6,214	5,985,698
Ross Stores, Inc.	35,420	4,950,299
The Home Depot, Inc.	104,693	35,058,545
TJX Companies, Inc.	119,891	12,360,762
Tractor Supply Co.	11,374	3,244,888
Ulta Beauty, Inc. (a)	5,109	2,018,515
		86,150,083
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (a)	2,700	2,953,584
lululemon athletica, Inc. (a)	12,081	3,769,151
NIKE, Inc. Class B	128,047	12,170,867
Ralph Lauren Corp. Class A	4,102	766,582
Tapestry, Inc.	24,096	1,047,935
		20,708,119
TOTAL CONSUMER DISCRETIONARY		459,063,793
CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	18,951	869,093
Constellation Brands, Inc. Class A (sub. vtg.)	16,919	4,233,641
Keurig Dr. Pepper, Inc.	109,541	3,751,779
Molson Coors Beverage Co. Class B	19,531	1,070,494
Monster Beverage Corp. (a)	77,700	4,034,184
PepsiCo, Inc.	144,573	24,996,672
The Coca-Cola Co.	409,300	25,757,249
		64,713,112
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	46,675	37,801,616
Dollar General Corp.	23,088	3,160,978
Dollar Tree, Inc. (a)	21,771	2,567,889
Kroger Co.	69,619	3,645,947
Sysco Corp.	52,365	3,813,219
Target Corp.	48,563	7,583,598
Walgreens Boots Alliance, Inc.	75,311	1,221,544
Walmart, Inc.	450,276	29,610,150
		89,404,941
Food Products - 0.8%
Archer Daniels Midland Co.	56,096	3,502,634
Bunge Global SA	15,240	1,639,672
Campbell Soup Co.	20,773	921,906
Conagra Brands, Inc.	50,238	1,501,111
General Mills, Inc.	59,710	4,105,063
Hormel Foods Corp.	30,549	946,408
Kellanova	27,801	1,677,512
Lamb Weston Holdings, Inc.	15,192	1,341,302
McCormick & Co., Inc. (non-vtg.)	26,439	1,909,425
Mondelez International, Inc.	141,617	9,705,013
The Hershey Co.	15,762	3,118,196
The J.M. Smucker Co.	11,194	1,249,698
The Kraft Heinz Co.	83,824	2,964,855
Tyson Foods, Inc. Class A	30,167	1,727,061
		36,309,856
Household Products - 1.2%
Church & Dwight Co., Inc.	25,912	2,772,843
Colgate-Palmolive Co.	86,600	8,050,336
Kimberly-Clark Corp.	35,432	4,723,086
Procter & Gamble Co.	247,510	40,725,295
The Clorox Co.	13,066	1,718,963
		57,990,523
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	24,502	3,022,567
Kenvue, Inc.	201,413	3,887,271
		6,909,838
Tobacco - 0.5%
Altria Group, Inc.	185,471	8,578,034
Philip Morris International, Inc.	163,294	16,554,746
		25,132,780
TOTAL CONSUMER STAPLES		280,461,050
ENERGY - 3.8%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	105,273	3,524,540
Halliburton Co.	93,621	3,435,891
Schlumberger Ltd.	150,145	6,890,154
		13,850,585
Oil, Gas & Consumable Fuels - 3.5%
APA Corp.	38,135	1,164,262
Chevron Corp.	182,440	29,610,012
ConocoPhillips Co.	123,916	14,433,736
Coterra Energy, Inc.	79,082	2,255,419
Devon Energy Corp.	67,377	3,306,863
Diamondback Energy, Inc.	18,823	3,750,671
EOG Resources, Inc.	61,334	7,639,150
EQT Corp.	43,325	1,780,224
Exxon Mobil Corp.	474,791	55,673,993
Hess Corp.	28,952	4,461,503
Kinder Morgan, Inc.	203,378	3,963,837
Marathon Oil Corp.	61,701	1,786,861
Marathon Petroleum Corp.	38,707	6,836,043
Occidental Petroleum Corp.	69,218	4,326,125
ONEOK, Inc.	61,274	4,963,194
Phillips 66 Co.	45,229	6,427,493
Targa Resources Corp.	23,451	2,772,612
The Williams Companies, Inc.	127,944	5,310,955
Valero Energy Corp.	35,809	5,627,026
		166,089,979
TOTAL ENERGY		179,940,564
FINANCIALS - 12.8%
Banks - 3.4%
Bank of America Corp.	724,203	28,960,878
Citigroup, Inc.	200,177	12,473,029
Citizens Financial Group, Inc.	49,122	1,733,515
Comerica, Inc.	13,845	709,418
Fifth Third Bancorp	71,639	2,680,731
Huntington Bancshares, Inc.	152,495	2,122,730
JPMorgan Chase & Co.	304,099	61,619,580
KeyCorp	98,482	1,415,186
M&T Bank Corp.	17,473	2,648,907
PNC Financial Services Group, Inc.	41,866	6,589,290
Regions Financial Corp.	97,152	1,879,891
Truist Financial Corp.	140,289	5,295,910
U.S. Bancorp	163,778	6,641,198
Wells Fargo & Co.	378,552	22,682,836
		157,453,099
Capital Markets - 2.7%
Ameriprise Financial, Inc.	10,539	4,601,433
Bank of New York Mellon Corp.	79,857	4,760,276
BlackRock, Inc. Class A	14,709	11,355,789
Blackstone, Inc.	75,671	9,118,356
Cboe Global Markets, Inc.	11,100	1,920,189
Charles Schwab Corp.	156,539	11,471,178
CME Group, Inc.	37,864	7,685,635
FactSet Research Systems, Inc.	4,011	1,621,487
Franklin Resources, Inc.	31,420	741,512
Goldman Sachs Group, Inc.	34,302	15,659,549
Intercontinental Exchange, Inc.	60,230	8,064,797
Invesco Ltd.	47,194	741,418
MarketAxess Holdings, Inc.	4,009	797,510
Moody's Corp.	16,555	6,572,169
Morgan Stanley	131,778	12,893,160
MSCI, Inc.	8,319	4,119,402
NASDAQ, Inc.	39,966	2,359,193
Northern Trust Corp.	21,600	1,819,584
Raymond James Financial, Inc.	19,785	2,428,609
S&P Global, Inc.	33,797	14,448,555
State Street Corp.	31,750	2,399,983
T. Rowe Price Group, Inc.	23,552	2,775,132
		128,354,916
Consumer Finance - 0.5%
American Express Co.	60,154	14,436,960
Capital One Financial Corp.	40,011	5,506,714
Discover Financial Services	26,303	3,226,326
Synchrony Financial	42,815	1,875,297
		25,045,297
Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	191,382	79,308,701
Corpay, Inc. (a)	7,595	2,032,954
Fidelity National Information Services, Inc.	62,322	4,728,993
Fiserv, Inc. (a)	63,131	9,454,499
Global Payments, Inc.	27,388	2,789,468
Jack Henry & Associates, Inc.	7,675	1,263,919
MasterCard, Inc. Class A	86,784	38,798,523
PayPal Holdings, Inc. (a)	112,736	7,101,241
Visa, Inc. Class A	166,365	45,327,808
		190,806,106
Insurance - 2.1%
AFLAC, Inc.	55,368	4,975,922
Allstate Corp.	27,610	4,625,227
American International Group, Inc.	73,839	5,819,990
Aon PLC	21,060	5,931,338
Arch Capital Group Ltd. (a)	39,022	4,004,828
Arthur J. Gallagher & Co.	22,803	5,776,684
Assurant, Inc.	5,437	943,156
Brown & Brown, Inc.	24,850	2,224,324
Chubb Ltd.	42,627	11,544,244
Cincinnati Financial Corp.	16,509	1,941,128
Everest Re Group Ltd.	4,576	1,788,896
Globe Life, Inc.	9,061	749,888
Hartford Financial Services Group, Inc.	31,390	3,247,296
Loews Corp.	19,145	1,470,336
Marsh & McLennan Companies, Inc.	51,751	10,742,473
MetLife, Inc.	64,566	4,672,641
Principal Financial Group, Inc.	23,069	1,892,581
Progressive Corp.	61,564	13,001,086
Prudential Financial, Inc.	37,968	4,569,449
The Travelers Companies, Inc.	24,000	5,176,800
W.R. Berkley Corp.	21,373	1,731,854
Willis Towers Watson PLC	10,784	2,753,047
		99,583,188
TOTAL FINANCIALS		601,242,606
HEALTH CARE - 11.9%
Biotechnology - 1.9%
AbbVie, Inc.	185,713	29,944,364
Amgen, Inc.	56,276	17,212,015
Biogen, Inc. (a)	15,241	3,428,311
Gilead Sciences, Inc.	131,063	8,423,419
Incyte Corp. (a)	19,510	1,127,483
Moderna, Inc. (a)	34,893	4,973,997
Regeneron Pharmaceuticals, Inc. (a)	11,112	10,891,538
Vertex Pharmaceuticals, Inc. (a)	27,107	12,342,901
		88,344,028
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	182,608	18,660,712
Align Technology, Inc. (a)	7,492	1,927,017
Baxter International, Inc.	53,437	1,821,667
Becton, Dickinson & Co.	30,387	7,048,872
Boston Scientific Corp. (a)	154,092	11,644,732
DexCom, Inc. (a)	40,551	4,816,242
Edwards Lifesciences Corp. (a)	63,794	5,543,061
GE Healthcare Technologies, Inc.	44,543	3,474,354
Hologic, Inc. (a)	24,718	1,823,694
IDEXX Laboratories, Inc. (a)	8,736	4,341,355
Insulet Corp. (a)	7,357	1,303,587
Intuitive Surgical, Inc. (a)	37,060	14,902,567
Medtronic PLC	139,853	11,379,839
ResMed, Inc.	15,471	3,192,131
Solventum Corp.	14,610	866,957
STERIS PLC	10,393	2,316,392
Stryker Corp.	35,568	12,131,889
Teleflex, Inc.	4,932	1,031,133
The Cooper Companies, Inc.	20,902	1,971,268
Zimmer Biomet Holdings, Inc.	21,977	2,530,652
		112,728,121
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	25,586	2,539,922
Cencora, Inc.	17,417	3,946,170
Centene Corp. (a)	56,223	4,025,005
Cigna Group	30,769	10,603,613
CVS Health Corp.	132,375	7,889,550
DaVita, Inc. (a)	5,650	831,228
Elevance Health, Inc.	24,716	13,309,072
HCA Holdings, Inc.	20,836	7,079,031
Henry Schein, Inc. (a)	13,725	951,692
Humana, Inc.	12,856	4,603,991
Labcorp Holdings, Inc.	8,937	1,741,911
McKesson Corp.	13,823	7,873,443
Molina Healthcare, Inc. (a)	6,101	1,919,253
Quest Diagnostics, Inc.	11,641	1,652,673
UnitedHealth Group, Inc.	97,291	48,195,043
Universal Health Services, Inc. Class B	6,392	1,213,202
		118,374,799
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	30,816	4,018,715
Bio-Rad Laboratories, Inc. Class A (a)	2,202	631,666
Bio-Techne Corp.	16,576	1,279,501
Charles River Laboratories International, Inc. (a)	5,410	1,127,660
Danaher Corp.	69,170	17,762,856
Illumina, Inc. (a)	16,717	1,743,249
IQVIA Holdings, Inc. (a)	19,192	4,204,775
Mettler-Toledo International, Inc. (a)	2,259	3,171,839
Revvity, Inc.	12,986	1,418,850
Thermo Fisher Scientific, Inc.	40,639	23,082,139
Waters Corp. (a)	6,227	1,923,520
West Pharmaceutical Services, Inc.	7,781	2,578,701
		62,943,471
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	214,026	8,794,328
Catalent, Inc. (a)	19,080	1,026,313
Eli Lilly & Co.	83,879	68,809,299
Johnson & Johnson	253,214	37,138,897
Merck & Co., Inc.	266,546	33,462,185
Pfizer, Inc.	593,927	17,021,948
Viatris, Inc.	126,150	1,337,190
Zoetis, Inc. Class A	48,293	8,188,561
		175,778,721
TOTAL HEALTH CARE		558,169,140
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.9%
Axon Enterprise, Inc. (a)	7,410	2,087,175
General Dynamics Corp.	23,883	7,159,407
General Electric Co.	114,483	18,905,723
Howmet Aerospace, Inc.	41,148	3,483,178
Huntington Ingalls Industries, Inc.	4,147	1,049,606
L3Harris Technologies, Inc.	19,938	4,482,661
Lockheed Martin Corp.	22,623	10,640,502
Northrop Grumman Corp.	14,835	6,687,173
RTX Corp.	139,568	15,046,826
Textron, Inc.	20,617	1,806,255
The Boeing Co. (a)	60,330	10,715,211
TransDigm Group, Inc.	5,850	7,857,896
		89,921,613
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	12,310	1,063,215
Expeditors International of Washington, Inc.	15,314	1,851,463
FedEx Corp.	24,179	6,140,499
United Parcel Service, Inc. Class B	76,069	10,568,266
		19,623,443
Building Products - 0.5%
A.O. Smith Corp.	12,869	1,076,363
Allegion PLC	9,261	1,128,175
Builders FirstSource, Inc. (a)	12,977	2,086,572
Carrier Global Corp.	87,889	5,553,706
Johnson Controls International PLC	71,688	5,155,084
Masco Corp.	23,120	1,616,550
Trane Technologies PLC	23,938	7,838,737
		24,455,187
Commercial Services & Supplies - 0.6%
Cintas Corp.	9,063	6,144,442
Copart, Inc.	91,910	4,876,745
Republic Services, Inc.	21,504	3,982,326
Rollins, Inc.	29,580	1,351,510
Veralto Corp.	23,090	2,276,212
Waste Management, Inc.	38,549	8,123,431
		26,754,666
Construction & Engineering - 0.1%
Quanta Services, Inc.	15,284	4,217,467
Electrical Equipment - 0.8%
AMETEK, Inc.	24,280	4,117,402
Eaton Corp. PLC	42,003	13,980,699
Emerson Electric Co.	60,140	6,745,302
GE Vernova LLC	28,621	5,034,434
Generac Holdings, Inc. (a)	6,428	946,266
Hubbell, Inc. Class B	5,641	2,193,728
Rockwell Automation, Inc.	12,055	3,104,524
		36,122,355
Ground Transportation - 1.0%
CSX Corp.	207,846	7,014,803
J.B. Hunt Transport Services, Inc.	8,575	1,378,431
Norfolk Southern Corp.	23,759	5,341,023
Old Dominion Freight Lines, Inc.	18,823	3,298,731
Uber Technologies, Inc. (a)	216,462	13,974,787
Union Pacific Corp.	64,141	14,933,308
		45,941,083
Industrial Conglomerates - 0.4%
3M Co.	58,138	5,821,939
Honeywell International, Inc.	69,346	14,021,068
		19,843,007
Machinery - 1.7%
Caterpillar, Inc.	53,551	18,128,085
Cummins, Inc.	14,335	4,038,600
Deere & Co.	27,391	10,265,051
Dover Corp.	14,716	2,705,095
Fortive Corp.	36,888	2,745,943
IDEX Corp.	7,953	1,659,314
Illinois Tool Works, Inc.	28,603	6,943,378
Ingersoll Rand, Inc.	42,582	3,962,255
Nordson Corp.	5,707	1,339,547
Otis Worldwide Corp.	42,654	4,231,277
PACCAR, Inc.	55,024	5,915,080
Parker Hannifin Corp.	13,508	7,179,772
Pentair PLC	17,390	1,415,198
Snap-On, Inc.	5,536	1,510,553
Stanley Black & Decker, Inc.	16,127	1,405,791
Westinghouse Air Brake Tech Co.	18,846	3,189,309
Xylem, Inc.	25,360	3,576,267
		80,210,515
Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)(b)	68,444	787,106
Delta Air Lines, Inc.	67,382	3,437,830
Southwest Airlines Co.	62,893	1,688,048
United Airlines Holdings, Inc. (a)	34,511	1,828,738
		7,741,722
Professional Services - 0.6%
Automatic Data Processing, Inc.	43,210	10,582,993
Broadridge Financial Solutions, Inc.	12,389	2,487,340
Dayforce, Inc. (a)(b)	16,481	815,150
Equifax, Inc.	12,971	3,001,360
Jacobs Solutions, Inc.	13,215	1,841,378
Leidos Holdings, Inc.	14,462	2,126,637
Paychex, Inc.	33,686	4,047,710
Paycom Software, Inc.	5,032	731,250
Robert Half, Inc.	10,901	700,171
Verisk Analytics, Inc.	15,250	3,854,895
		30,188,884
Trading Companies & Distributors - 0.3%
Fastenal Co.	60,191	3,971,402
United Rentals, Inc.	7,068	4,731,390
W.W. Grainger, Inc.	4,647	4,282,025
		12,984,817
TOTAL INDUSTRIALS		398,004,759
INFORMATION TECHNOLOGY - 30.4%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	26,506	7,889,511
Cisco Systems, Inc.	427,423	19,875,170
F5, Inc. (a)	6,163	1,041,362
Juniper Networks, Inc.	33,964	1,211,496
Motorola Solutions, Inc.	17,457	6,370,234
		36,387,773
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	63,095	8,351,885
CDW Corp.	14,090	3,150,806
Corning, Inc.	80,759	3,009,080
Jabil, Inc.	13,457	1,600,037
Keysight Technologies, Inc. (a)	18,370	2,543,878
TE Connectivity Ltd.	32,479	4,862,106
Teledyne Technologies, Inc. (a)	4,962	1,969,666
Trimble, Inc. (a)	26,097	1,453,081
Zebra Technologies Corp. Class A (a)	5,414	1,691,009
		28,631,548
IT Services - 1.0%
Accenture PLC Class A	65,952	18,617,590
Akamai Technologies, Inc. (a)	15,859	1,462,834
Cognizant Technology Solutions Corp. Class A	52,378	3,464,805
EPAM Systems, Inc. (a)	6,075	1,080,925
Gartner, Inc. (a)	8,199	3,440,874
IBM Corp.	96,247	16,058,812
VeriSign, Inc. (a)	9,294	1,620,130
		45,745,970
Semiconductors & Semiconductor Equipment - 11.3%
Advanced Micro Devices, Inc. (a)	169,962	28,366,658
Analog Devices, Inc.	52,157	12,230,295
Applied Materials, Inc.	87,524	18,824,662
Broadcom, Inc.	46,288	61,495,922
Enphase Energy, Inc. (a)	14,243	1,821,680
First Solar, Inc. (a)	11,239	3,054,311
Intel Corp.	444,736	13,720,106
KLA Corp.	14,225	10,804,314
Lam Research Corp.	13,791	12,859,280
Microchip Technology, Inc.	56,845	5,527,039
Micron Technology, Inc.	116,118	14,514,750
Monolithic Power Systems, Inc.	5,052	3,716,403
NVIDIA Corp.	259,815	284,842,979
NXP Semiconductors NV	27,115	7,377,992
ON Semiconductor Corp. (a)	44,950	3,283,148
Qorvo, Inc. (a)	10,125	996,199
Qualcomm, Inc.	117,391	23,953,634
Skyworks Solutions, Inc.	16,903	1,566,232
Teradyne, Inc.	16,080	2,266,315
Texas Instruments, Inc.	95,647	18,652,121
		529,874,040
Software - 10.1%
Adobe, Inc. (a)	47,545	21,146,114
ANSYS, Inc. (a)	9,143	2,902,445
Autodesk, Inc. (a)	22,501	4,536,202
Cadence Design Systems, Inc. (a)	28,617	8,193,333
Fair Isaac Corp. (a)	2,614	3,371,877
Fortinet, Inc. (a)	67,042	3,976,931
Gen Digital, Inc.	58,994	1,464,821
Intuit, Inc.	29,446	16,973,852
Microsoft Corp.	781,593	324,462,687
Oracle Corp.	167,709	19,653,818
Palo Alto Networks, Inc. (a)	33,165	9,780,690
PTC, Inc. (a)	12,575	2,216,218
Roper Technologies, Inc.	11,235	5,985,559
Salesforce, Inc.	101,822	23,871,150
ServiceNow, Inc. (a)	21,564	14,166,039
Synopsys, Inc. (a)	16,043	8,996,914
Tyler Technologies, Inc. (a)	4,430	2,127,995
		473,826,645
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	1,526,843	293,535,567
Hewlett Packard Enterprise Co.	136,735	2,413,373
HP, Inc.	91,724	3,347,926
NetApp, Inc.	21,670	2,609,718
Seagate Technology Holdings PLC	20,495	1,910,954
Super Micro Computer, Inc. (a)	5,297	4,155,549
Western Digital Corp. (a)	34,105	2,567,765
		310,540,852
TOTAL INFORMATION TECHNOLOGY		1,425,006,828
MATERIALS - 2.3%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	23,385	6,236,780
Albemarle Corp.	12,344	1,513,251
Celanese Corp. Class A	10,504	1,597,028
CF Industries Holdings, Inc.	20,045	1,598,188
Corteva, Inc.	73,819	4,129,435
Dow, Inc.	73,879	4,257,647
DuPont de Nemours, Inc.	45,242	3,717,083
Eastman Chemical Co.	12,362	1,252,641
Ecolab, Inc.	26,696	6,198,811
FMC Corp.	13,060	796,007
International Flavors & Fragrances, Inc.	26,853	2,582,722
Linde PLC	51,006	22,214,133
LyondellBasell Industries NV Class A	26,924	2,676,784
PPG Industries, Inc.	24,805	3,259,625
Sherwin-Williams Co.	24,772	7,525,734
The Mosaic Co.	34,470	1,066,157
		70,622,026
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	6,501	3,719,092
Vulcan Materials Co.	13,975	3,574,386
		7,293,478
Containers & Packaging - 0.2%
Amcor PLC	151,999	1,545,830
Avery Dennison Corp.	8,474	1,928,598
Ball Corp.	33,160	2,302,299
International Paper Co.	36,429	1,642,584
Packaging Corp. of America	9,352	1,715,998
WestRock Co.	27,105	1,453,912
		10,589,221
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	150,845	7,954,057
Newmont Corp.	121,233	5,084,512
Nucor Corp.	25,860	4,366,461
Steel Dynamics, Inc.	16,000	2,141,920
		19,546,950
TOTAL MATERIALS		108,051,675
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	16,561	1,970,759
American Tower Corp.	49,035	9,598,111
AvalonBay Communities, Inc.	14,917	2,874,208
Boston Properties, Inc.	15,126	917,694
Camden Property Trust (SBI)	11,186	1,148,243
Crown Castle, Inc.	45,618	4,675,845
Digital Realty Trust, Inc.	33,967	4,936,764
Equinix, Inc.	9,875	7,534,428
Equity Residential (SBI)	36,294	2,360,199
Essex Property Trust, Inc.	6,761	1,756,440
Extra Space Storage, Inc.	22,223	3,217,224
Federal Realty Investment Trust (SBI)	7,701	777,416
Healthpeak Properties, Inc.	74,572	1,483,983
Host Hotels & Resorts, Inc.	74,176	1,330,717
Invitation Homes, Inc.	60,539	2,106,152
Iron Mountain, Inc.	30,714	2,478,313
Kimco Realty Corp.	70,256	1,360,156
Mid-America Apartment Communities, Inc.	12,308	1,645,703
Prologis, Inc.	97,188	10,738,302
Public Storage	16,646	4,558,174
Realty Income Corp.	87,461	4,640,681
Regency Centers Corp.	17,341	1,064,737
SBA Communications Corp. Class A	11,348	2,231,925
Simon Property Group, Inc.	34,283	5,187,361
UDR, Inc.	31,907	1,232,248
Ventas, Inc.	42,316	2,126,802
VICI Properties, Inc.	108,780	3,123,074
Welltower, Inc.	58,214	6,035,045
Weyerhaeuser Co.	76,747	2,304,712
		95,415,416
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	31,277	2,754,565
CoStar Group, Inc. (a)	42,953	3,357,636
		6,112,201
TOTAL REAL ESTATE		101,527,617
UTILITIES - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp.	26,818	1,380,859
American Electric Power Co., Inc.	55,310	4,991,728
Constellation Energy Corp.	33,595	7,298,514
Duke Energy Corp.	81,094	8,398,906
Edison International	40,343	3,100,360
Entergy Corp.	22,237	2,501,440
Evergy, Inc.	24,167	1,320,968
Eversource Energy	36,742	2,176,229
Exelon Corp.	104,695	3,931,297
FirstEnergy Corp.	54,353	2,188,252
NextEra Energy, Inc.	215,817	17,269,676
NRG Energy, Inc.	23,754	1,924,074
PG&E Corp.	224,399	4,160,357
Pinnacle West Capital Corp.	11,971	944,033
PPL Corp.	77,527	2,273,867
Southern Co.	114,715	9,193,260
Xcel Energy, Inc.	58,035	3,218,041
		76,271,861
Gas Utilities - 0.0%
Atmos Energy Corp.	15,861	1,838,607
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	70,518	1,522,484
Vistra Corp.	35,355	3,502,973
		5,025,457
Multi-Utilities - 0.6%
Ameren Corp.	27,646	2,028,387
CenterPoint Energy, Inc.	66,456	2,027,573
CMS Energy Corp.	31,024	1,952,340
Consolidated Edison, Inc.	36,286	3,430,841
Dominion Energy, Inc.	88,014	4,745,715
DTE Energy Co.	21,710	2,529,866
NiSource, Inc.	43,565	1,265,999
Public Service Enterprise Group, Inc.	52,406	3,970,279
Sempra	66,187	5,098,385
WEC Energy Group, Inc.	33,166	2,687,441
		29,736,826
Water Utilities - 0.1%
American Water Works Co., Inc.	20,472	2,677,123
TOTAL UTILITIES		115,549,874
TOTAL COMMON STOCKS (Cost $3,187,994,692)		4,659,506,774

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (d) (Cost $1,636,227)	1,656,000	1,636,735

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	23,765,809	23,770,562
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	1,683,938	1,684,107
TOTAL MONEY MARKET FUNDS (Cost $25,454,669)		25,454,669

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,215,085,588)	4,686,598,178
NET OTHER ASSETS (LIABILITIES) - 0.1%	6,285,242
NET ASSETS - 100.0%	4,692,883,420

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	126	Jun 2024	33,361,650	416,123	416,123

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,388,655.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	57,333,771	189,803,913	223,367,245	357,018	123	-	23,770,562	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	231,557	7,382,788	5,930,238	4,891	-	-	1,684,107	0.0%
Total	57,565,328	197,186,701	229,297,483	361,909	123	-	25,454,669

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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